Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Estimated Fair Values of the Group's Financial Assets and Liabilities

The estimated fair values of the Group’s financial assets and liabilities are:

	2017		2016
	Carrying amount US$ million	Fair value US$ million	Carrying amount US$ million	Fair value US$ million
Financial assets
Cash and cash equivalents	479.0	479.0	526.7	526.7
Trade and other receivables	66.5	66.5	68.5	68.5
Gold and oil derivative contracts	25.0	25.0	—	—
Environmental trust fund	55.5	55.5	44.5	44.5
Investments	104.6	104.6	19.7	19.7
Financial liabilities
Trade and other payables	451.0	451.0	459.3	459.3
Borrowings	1,587.9	1,611.5	1,504.9	1,496.7
Current portion of borrowings	193.6	193.6	188.0	188.0
Copper derivative contracts	3.3	3.3	—	—
South Deep dividend	6.4	6.4	6.4	6.4

Schedule of Group's Assets and Liabilities Measured at Fair Value by Level Within the Fair Value Hierarchy

The following table sets out the Group’s assets and liabilities measured at fair value by level within the fair value hierarchy at the reporting date:

UNITED STATES DOLLAR					UNITED STATES DOLLAR
2016					2017
Level 1	Level 2	Level 3	Total		Total	Level 1	Level 2	Level 3
				Assets measured at fair value
—	10.6	—	10.6	Trade receivables from provisional copper and gold concentrate sales	21.2	—	21.2	—
10.5	—	—	10.5	Listed investments	99.0	99.0	—	—
—	5.9	—	5.9	Derivative instruments	5.5	—	5.5	—
—	—	—	—	Oil derivative contracts	14.1	—	14.1	—
—	—	—	—	Gold derivative contracts	10.9	—	10.9	—

				Liabilities measured at fair value
—	—	—	—	Copper derivative contracts	3.3	—	3.3	—